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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-05769

Invesco High Income Trust II
(Exact name of registrant as specified in charter)

1555 Peachtree Street, N.E., Atlanta, Georgia 30309
(Address of principal executive offices) (Zip code)

Philip A. Taylor 1555 Peachtree Street, N.E., Atlanta, Georgia 30309
(Name and address of agent for service)

Registrant’s telephone number, including area code:	(713) 626-1919

Date of fiscal year end:	2/28

Date of reporting period:	11/30/15

Item 1. Schedule of Investments.

Invesco High Income Trust II Quarterly Schedule of Portfolio Holdings November 30, 2015

invesco.com/us	VK-CE-HINC2-QTR-1 11/15	Invesco Advisers, Inc.

Schedule of Investments(a)

November 30, 2015

(Unaudited)

	Principal Amount	Value

U.S. Dollar Denominated Bonds and Notes–129.75%(b)

Advertising–0.13%

Lamar Media Corp., Sr. Unsec. Gtd. Sub. Global Notes, 5.00%, 05/01/2023	$164,000	$165,435

Aerospace & Defense–4.48%

Aerojet Rocketdyne Holdings, Inc., Sec. Gtd. Second Lien Global Notes, 7.13%, 03/15/2021	567,000	593,224
Bombardier Inc. (Canada), Sr. Unsec. Notes, 7.50%, 03/15/2018(c)	365,000	365,456
7.50%, 03/15/2025(c)	675,000	504,563
7.75%, 03/15/2020(c)	682,000	605,275
Huntington Ingalls Industries Inc., Sr. Unsec. Gtd. Notes, 5.00%, 11/15/2025(c)	128,000	130,240
KLX Inc., Sr. Unsec. Gtd. Notes, 5.88%, 12/01/2022(c)	548,000	533,615
Moog Inc., Sr. Unsec. Gtd. Notes, 5.25%, 12/01/2022(c)	525,000	535,500
Orbital ATK Inc., Sr. Unsec. Gtd. Notes, 5.50%, 10/01/2023(c)	457,000	471,281
TransDigm Inc., Sr. Unsec. Gtd. Sub. Global Notes, 5.50%, 10/15/2020	590,000	584,837
Sr. Unsec. Gtd. Sub. Notes, 6.50%, 05/15/2025(c)	1,315,000	1,295,275
		5,619,266

Agricultural & Farm Machinery–0.46%

Titan International Inc., Sr. Sec. Gtd. First Lien Global Notes, 6.88%, 10/01/2020	708,000	572,595

Airlines–0.70%

Air Canada (Canada), Sr. Unsec. Gtd. Notes, 7.75%, 04/15/2021(c)	840,000	875,700

Alternative Carriers–2.59%

EarthLink Holdings Corp., Sr. Sec. Gtd. First Lien Global Notes, 7.38%, 06/01/2020	633,000	656,738
Level 3 Communications, Inc., Sr. Unsec. Global Notes, 5.75%, 12/01/2022	1,607,000	1,635,122
Level 3 Financing, Inc., Sr. Unsec. Gtd. Notes, 5.13%, 05/01/2023(c)	230,000	230,575
5.38%, 01/15/2024(c)	488,000	491,050
5.38%, 05/01/2025(c)	240,000	237,600
		3,251,085

	Principal Amount	Value

Apparel Retail–1.12%

Hot Topic, Inc., Sr. Sec. Gtd. First Lien Notes, 9.25%, 06/15/2021(c)	$1,189,000	$1,044,834
Men’s Wearhouse, Inc. (The), Sr. Unsec. Gtd. Global Notes, 7.00%, 07/01/2022	458,000	358,385
		1,403,219

Apparel, Accessories & Luxury Goods–0.25%

William Carter Co. (The), Sr. Unsec. Gtd. Global Notes, 5.25%, 08/15/2021	301,000	310,406

Application Software–0.26%

SS&C Technologies Holdings, Inc., Sr. Unsec. Gtd. Notes, 5.88%, 07/15/2023(c)	306,000	319,770

Auto Parts & Equipment–1.89%

CTP Transportation Products LLC/CTP Finance Inc., Sr. Sec. Notes, 8.25%, 12/15/2019(c)	884,000	937,040
Dana Holding Corp., Sr. Unsec. Notes, 5.38%, 09/15/2021	279,000	284,929
5.50%, 12/15/2024	229,000	230,717
Gestamp Funding Luxembourg S.A. (Spain), Sr. Sec. Gtd. First Lien Notes, 5.63%, 05/31/2020(c)	310,000	317,068
Tenneco Inc., Sr. Unsec. Gtd. Global Notes, 5.38%, 12/15/2024	590,000	606,225
		2,375,979

Broadcasting–2.34%

iHeartCommunications, Inc., Sr. Sec. Gtd. First Lien Global Notes, 10.63%, 03/15/2023	585,000	410,963
Series B, Sr. Unsec. Gtd. Global Notes, 6.50%, 11/15/2022	375,000	367,500
LIN Television Corp., Sr. Unsec. Gtd. Global Notes, 6.38%, 01/15/2021	518,000	542,605
Netflix, Inc., Sr. Unsec. Global Notes, 5.75%, 03/01/2024	639,000	662,962
Sinclair Television Group Inc., Sr. Unsec. Gtd. Notes, 5.63%, 08/01/2024(c)	300,000	294,750
TEGNA, Inc., Sr. Unsec. Gtd. Global Notes, 6.38%, 10/15/2023	162,000	172,125
Tribune Media Co., Sr. Unsec. Gtd. Notes, 5.88%, 07/15/2022(c)	480,000	481,800
		2,932,705

See accompanying notes which are an integral part of this schedule.

Invesco High Income Trust II

	Principal Amount	Value

Building Products–6.14%

Allegion PLC, Sr. Unsec. Gtd. Notes, 5.88%, 09/15/2023	$496,000	$518,940
BMC Stock Holdings, Inc., Sr. Sec. First Lien Notes, 9.00%, 09/15/2018(c)	891,000	944,460
Builders FirstSource, Inc., Sr. Sec. First Lien Notes, 7.63%, 06/01/2021(c)	1,438,000	1,529,672
Sr. Unsec. Gtd. Notes, 10.75%, 08/15/2023(c)	507,000	520,309
Building Materials Corp. of America, Sr. Unsec. Notes, 5.38%, 11/15/2024(c)	1,080,000	1,094,850
6.00%, 10/15/2025(c)	464,000	481,400
Gibraltar Industries Inc., Sr. Unsec. Gtd. Sub. Global Notes, 6.25%, 02/01/2021	1,137,000	1,165,425
Hardwoods Acquisition, Inc., Sr. Sec. Gtd. First Lien Notes, 7.50%, 08/01/2021(c)	245,000	217,131
NCI Building Systems, Inc., Sr. Unsec. Gtd. Notes, 8.25%, 01/15/2023(c)	180,000	193,050
Norbord Inc. (Canada), Sr. Sec. First Lien Notes, 5.38%, 12/01/2020(c)	537,000	543,712
Sr. Sec. Gtd. First Lien Notes, 6.25%, 04/15/2023(c)	503,000	504,258
		7,713,207

Cable & Satellite–8.40%

CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec. Gtd. Global Notes, 5.25%, 09/30/2022	360,000	362,700
Sr. Unsec. Gtd. Notes, 5.13%, 05/01/2023(c)	2,095,000	2,084,525
5.38%, 05/01/2025(c)	295,000	293,525
CCOH Safari LLC, Sr. Unsec. Gtd. Notes, 5.75%, 02/15/2026(c)	765,000	772,650
DigitalGlobe Inc., Sr. Unsec. Gtd. Notes, 5.25%, 02/01/2021(c)	439,000	378,637
DISH DBS Corp., Sr. Unsec. Gtd. Global Notes, 5.13%, 05/01/2020	400,000	395,000
5.88%, 11/15/2024	1,950,000	1,750,125
Hughes Satellite Systems Corp., Sr. Unsec. Gtd. Global Notes, 7.63%, 06/15/2021	249,000	269,543
Intelsat Jackson Holdings S.A. (Luxembourg), Sr. Unsec. Gtd. Global Bonds, 5.50%, 08/01/2023	1,212,000	912,030
6.63%, 12/15/2022	362,000	220,820
Numericable-SFR SA (France), Sr. Sec. Gtd. First Lien Bonds, 6.00%, 05/15/2022(c)	1,530,000	1,518,525

	Principal Amount	Value

Cable & Satellite–(continued)

Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH (Germany), Sr. Sec. Gtd. First Lien Bonds, 5.00%, 01/15/2025(c)	$1,015,000	$994,801
VTR Finance B.V. (Chile), Sr. Sec. First Lien Notes, 6.88%, 01/15/2024(c)	620,000	596,750
		10,549,631

Casinos & Gaming–1.91%

Boyd Gaming Corp., Sr. Unsec. Gtd. Global Notes, 6.88%, 05/15/2023	1,112,000	1,171,770
MGM Resorts International, Sr. Unsec. Gtd. Global Notes, 6.63%, 12/15/2021	525,000	551,250
Sr. Unsec. Gtd. Notes, 6.00%, 03/15/2023	165,000	164,794
7.75%, 03/15/2022	327,000	352,342
Mohegan Tribal Gaming Authority, Sr. Unsec. Gtd. Notes, 9.75%, 09/01/2021(c)	154,000	158,235
		2,398,391

Commercial Printing–0.87%

Multi-Color Corp., Sr. Unsec. Gtd. Notes, 6.13%, 12/01/2022(c)	1,094,000	1,096,735

Computer & Electronics Retail–0.65%

Rent-A-Center, Inc., Sr. Unsec. Gtd. Global Notes, 4.75%, 05/01/2021	1,041,000	821,089

Construction & Engineering–1.07%

AECOM, Sr. Unsec. Gtd. Global Notes, 5.75%, 10/15/2022	1,302,000	1,348,671

Construction Machinery & Heavy Trucks–5.04%

Allied Specialty Vehicles, Inc., Sr. Sec. Notes, 8.50%, 11/01/2019(c)	1,427,000	1,512,620
Commercial Vehicle Group Inc., Sec. Gtd. Second Lien Global Notes, 7.88%, 04/15/2019	1,457,000	1,471,570
Meritor Inc., Sr. Unsec. Gtd. Notes, 6.25%, 02/15/2024	305,000	281,362
6.75%, 06/15/2021	528,000	518,760
Navistar International Corp., Sr. Unsec. Gtd. Notes, 8.25%, 11/01/2021	1,390,000	993,850
Oshkosh Corp., Sr. Unsec. Gtd. Global Notes, 5.38%, 03/01/2022	1,175,000	1,192,625
5.38%, 03/01/2025	354,000	354,000
		6,324,787

See accompanying notes which are an integral part of this schedule.

Invesco High Income Trust II

	Principal Amount	Value

Construction Materials–0.54%

Cemex S.A.B. de C.V. (Mexico), Sr. Sec. Gtd. First Lien Notes, 5.88%, 03/25/2019(c)	$500,000	$499,375
CPG Merger Sub LLC, Sr. Unsec. Gtd. Notes, 8.00%, 10/01/2021(c)	175,000	174,781
		674,156

Consumer Finance–1.88%

Ally Financial Inc., Sr. Unsec. Global Notes, 4.63%, 03/30/2025	1,204,000	1,204,000
5.13%, 09/30/2024	506,000	526,240
Unsec. Sub. Global Notes, 5.75%, 11/20/2025	194,000	195,455
Credit Acceptance Corp., Sr. Unsec. Gtd. Notes, 7.38%, 03/15/2023(c)	423,000	429,345
		2,355,040

Data Processing & Outsourced Services–1.20%

First Data Corp., Sr. Sec. Gtd. First Lien Notes, 5.00%, 01/15/2024(c)	400,000	401,000
Sr. Unsec. Gtd. Notes, 7.00%, 12/01/2023(c)	1,092,000	1,107,015
		1,508,015

Diversified Chemicals–0.54%

Chemours Co. (The), Sr. Unsec. Notes, 6.63%, 05/15/2023(c)	385,000	292,119
Compass Minerals International, Inc., Sr. Unsec. Gtd. Notes, 4.88%, 07/15/2024(c)	401,000	390,975
		683,094

Diversified Metals & Mining–0.93%

FMG Resources (August 2006) Pty. Ltd. (Australia), Sr. Unsec. Gtd. Notes, 6.88%, 04/01/2022(c)	190,000	139,650
8.25%, 11/01/2019(c)	816,000	711,960
HudBay Minerals, Inc. (Canada), Sr. Unsec. Gtd. Global Notes, 9.50%, 10/01/2020	127,000	98,425
Lundin Mining Corp. (Canada), Sr. Sec. Gtd. First Lien Notes, 7.88%, 11/01/2022(c)	231,000	221,183
		1,171,218

Electrical Components & Equipment–1.43%

EnerSys, Sr. Unsec. Gtd. Notes, 5.00%, 04/30/2023(c)	1,087,000	1,091,076
Sensata Technologies B.V., Sr. Unsec. Gtd. Notes, 4.88%, 10/15/2023(c)	320,000	310,400
5.00%, 10/01/2025(c)	415,000	396,325
		1,797,801

	Principal Amount	Value

Environmental & Facilities Services–0.66%

ADS Waste Holdings, Inc., Sr. Unsec. Gtd. Global Notes, 8.25%, 10/01/2020	$795,000	$826,800

Food Retail–1.78%

1011778 BC ULC/ New Red Finance, Inc. (Canada), Sec. Gtd. Second Lien Notes, 6.00%, 04/01/2022(c)	1,623,000	1,691,978
CST Brands, Inc., Sr. Unsec. Gtd. Global Notes, 5.00%, 05/01/2023	542,000	542,000
		2,233,978

Forest Products–0.00%

Emerald Plantation Holdings Ltd. (Hong Kong), Sr. Sec. Gtd. First Lien Global PIK Notes, 8.00%, 01/30/2020(d)(e)	5,782	5,059
Sino-Forest Corp. (Hong Kong), Sr. Unsec. Gtd. Notes, 6.25%, 10/21/2017(c)(e)(f)	60,000	300
		5,359

Gas Utilities–1.26%

Ferrellgas L.P./Ferrellgas Finance Corp., Sr. Unsec. Global Notes, 6.50%, 05/01/2021	731,000	665,210
6.75%, 01/15/2022	128,000	116,480
Sr. Unsec. Gtd. Notes, 6.75%, 06/15/2023(c)	342,000	307,800
Suburban Propane Partners, L.P./Suburban Energy Finance Corp., Sr. Unsec. Global Notes, 5.50%, 06/01/2024	513,000	487,350
		1,576,840

General Merchandise Stores–0.46%

Dollar Tree, Inc., Sr. Unsec. Gtd. Notes, 5.75%, 03/01/2023(c)	552,000	576,150

Health Care Equipment–0.46%

DJO Finco Inc./DJO Finance LLC/DJO Finance Corp., Sec. Second Lien Notes, 8.13%, 06/15/2021(c)	643,000	581,915

Health Care Facilities–8.07%

Acadia Healthcare Co., Inc., Sr. Unsec. Gtd. Global Notes, 5.63%, 02/15/2023	1,153,000	1,138,587
Amsurg Corp., Sr. Unsec. Gtd. Global Notes, 5.63%, 07/15/2022	505,000	498,688
Community Health Systems, Inc., Sr. Unsec. Gtd. Global Notes, 6.88%, 02/01/2022	463,260	451,679
HCA Holdings, Inc., Sr. Unsec. Notes, 6.25%, 02/15/2021	610,000	649,650

See accompanying notes which are an integral part of this schedule.

Invesco High Income Trust II

	Principal Amount	Value

Health Care Facilities–(continued)

HCA, Inc., Sr. Sec. Gtd. First Lien Global Notes, 5.88%, 03/15/2022	$1,372,000	$1,471,041
Sr. Sec. Gtd. First Lien Notes, 5.25%, 04/15/2025	913,000	931,260
Sr. Unsec. Gtd. Global Notes, 7.50%, 02/15/2022	283,000	318,729
Sr. Unsec. Gtd. Notes, 5.38%, 02/01/2025	540,000	536,625
5.88%, 02/15/2026	360,000	367,200
HealthSouth Corp., Sr. Unsec. Gtd. Notes, 5.75%, 09/15/2025(c)	300,000	288,750
Surgical Care Affiliates, Inc., Sr. Unsec. Gtd. Notes, 6.00%, 04/01/2023(c)	1,060,000	1,049,400
Tenet Healthcare Corp., Sr. Unsec. Global Notes, 6.75%, 02/01/2020	785,000	771,262
6.75%, 06/15/2023	586,000	552,305
8.13%, 04/01/2022	1,101,000	1,107,881
		10,133,057

Health Care Services–0.70%

MPH Acquisition Holdings LLC, Sr. Unsec. Gtd. Notes, 6.63%, 04/01/2022(c)	873,000	881,730

Home Improvement Retail–1.21%

Hillman Group Inc. (The), Sr. Unsec. Notes, 6.38%, 07/15/2022(c)	1,698,000	1,519,710

Homebuilding–6.16%

Ashton Woods USA LLC/Ashton Woods Finance Co., Sr. Unsec. Notes, 6.88%, 02/15/2021(c)	1,732,000	1,621,585
AV Homes, Inc., Sr. Unsec. Gtd. Global Notes, 8.50%, 07/01/2019	240,000	239,700
Beazer Homes USA Inc., Sr. Unsec. Gtd. Global Notes, 7.50%, 09/15/2021	1,498,000	1,438,080
CalAtlantic Group Inc., Sr. Unsec. Gtd. Notes, 5.38%, 10/01/2022	922,000	940,440
K. Hovnanian Enterprises Inc., Sr. Sec. Gtd. First Lien Notes, 7.25%, 10/15/2020(c)	281,000	251,846
Sr. Unsec. Gtd. Notes, 7.00%, 01/15/2019(c)	720,000	540,000
8.00%, 11/01/2019(c)	1,260,000	927,675
KB Home, Sr. Unsec. Gtd. Notes, 7.00%, 12/15/2021	249,000	249,000
Lennar Corp., Sr. Unsec. Gtd. Notes, 4.88%, 12/15/2023	166,000	167,245
Meritage Homes Corp., Sr. Unsec. Gtd. Global Notes, 6.00%, 06/01/2025	433,000	440,577
7.15%, 04/15/2020	300,000	321,000

	Principal Amount	Value

Homebuilding–(continued)

Shea Homes L.P./Shea Homes Funding Corp., Sr. Unsec. Gtd. Notes, 5.88%, 04/01/2023(c)	$164,000	$170,355
Taylor Morrison Communities Inc./ Monarch Communities Inc., Sr. Unsec. Gtd. Notes, 5.88%, 04/15/2023(c)	434,000	433,458
		7,740,961

Household Products–2.63%

Central Garden & Pet Co., Sr. Unsec. Gtd. Notes, 6.13%, 11/15/2023	242,000	246,840
Reynolds Group Issuer Inc./LLC (New Zealand), Sr. Sec. Gtd. First Lien Global Notes, 5.75%, 10/15/2020	537,000	552,439
Sr. Unsec. Gtd. Global Notes, 8.25%, 02/15/2021	1,381,000	1,391,357
9.88%, 08/15/2019	150,000	156,750
Springs Industries, Inc., Sr. Sec. Global Notes, 6.25%, 06/01/2021	946,000	950,730
		3,298,116

Housewares & Specialties–0.12%

Jarden Corp., Sr. Unsec. Gtd. Notes, 5.00%, 11/15/2023(c)	140,000	144,375

Independent Power Producers & Energy Traders–1.67%

AES Corp., Sr. Unsec. Global Notes, 7.38%, 07/01/2021	594,000	614,790
Sr. Unsec. Notes, 5.50%, 04/15/2025	345,000	310,500
Calpine Corp., Sr. Sec. Gtd. First Lien Notes, 5.88%, 01/15/2024(c)	88,000	91,080
Sr. Unsec. Global Notes, 5.38%, 01/15/2023	582,000	547,080
5.50%, 02/01/2024	432,000	406,080
Red Oak Power LLC, Series A, Sr. Sec. First Lien Bonds, 8.54%, 11/30/2019	120,398	127,622
		2,097,152

Industrial Conglomerates–0.67%

Unifrax I LLC/Unifrax Holding Co., Sr. Unsec. Gtd. Notes, 7.50%, 02/15/2019 (Acquired 02/01/2013-07/28/2014; Cost $903,538)(c)	885,000	840,750

Industrial Machinery–1.23%

Optimas OE Solutions Holding, LLC/Optimas OE Solutions, Inc., Sr. Sec. Notes, 8.63%, 06/01/2021(c)	642,000	608,295

See accompanying notes which are an integral part of this schedule.

Invesco High Income Trust II

	Principal Amount	Value

Industrial Machinery–(continued)

Waterjet Holdings, Inc., Sr. Sec. Gtd. Notes, 7.63%, 02/01/2020(c)	$940,000	$935,300
		1,543,595

Integrated Telecommunication Services–2.07%

Frontier Communications Corp., Sr. Unsec. Notes, 8.88%, 09/15/2020(c)	300,000	302,250
11.00%, 09/15/2025(c)	514,000	506,290
GCI, Inc., Sr. Unsec. Global Notes, 6.88%, 04/15/2025	355,000	365,650
Telecom Italia S.p.A. (Italy), Sr. Unsec. Notes, 5.30%, 05/30/2024(c)	1,409,000	1,430,135
		2,604,325

Internet Software & Services–2.03%

CyrusOne L.P./CyrusOne Finance Corp., Sr. Unsec. Gtd. Global Notes, 6.38%, 11/15/2022	992,000	1,039,120
Sr. Unsec. Gtd. Notes, 6.38%, 11/15/2022(c)	57,000	59,708
Equinix Inc., Sr. Unsec. Notes, 5.38%, 01/01/2022	642,000	659,655
5.38%, 04/01/2023	240,000	244,800
5.88%, 01/15/2026	536,000	546,720
		2,550,003

Leisure Facilities–0.23%

Cedar Fair L.P./Canada’s Wonderland Co./Magnum Management Corp., Sr. Unsec. Gtd. Global Notes, 5.38%, 06/01/2024	285,000	289,275

Leisure Products–1.44%

Party City Holdings Inc., Sr. Unsec. Gtd. Notes, 6.13%, 08/15/2023(c)	525,000	504,000
Vista Outdoor Inc., Sr. Unsec. Gtd. Notes, 5.88%, 10/01/2023(c)	1,257,000	1,305,709
		1,809,709

Managed Health Care–0.29%

Molina Healthcare, Inc., Sr. Unsec. Gtd. Notes, 5.38%, 11/15/2022(c)	365,000	368,650

Marine–1.23%

Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S. Inc., Sr. Sec. Gtd. First Lien Mortgage Notes, 8.13%, 11/15/2021 (Acquired 10/29/2013-07/16/2015; Cost $1,654,258)(c)	1,649,000	1,550,060

	Principal Amount	Value

Metal & Glass Containers–2.15%

Berry Plastics Corp., Sec. Gtd. Second Lien Notes, 5.50%, 05/15/2022	$765,000	$775,519
6.00%, 10/15/2022(c)	421,000	436,261
Coveris Holdings Corp., Sr. Unsec. Gtd. Notes, 10.00%, 06/01/2018(c)	321,000	316,185
Coveris Holdings S.A. (Luxembourg), Sr. Unsec. Gtd. Notes, 7.88%, 11/01/2019(c)	303,000	281,790
Owens-Brockway Glass Container Inc., Sr. Unsec. Gtd. Notes, 5.00%, 01/15/2022(c)	230,000	229,425
5.88%, 08/15/2023(c)	253,000	264,069
6.38%, 08/15/2025(c)	381,000	398,145
		2,701,394

Movies & Entertainment–0.56%

Mediacom Broadband LLC/Corp., Sr. Unsec. Gtd. Global Notes, 5.50%, 04/15/2021	725,000	708,688

Oil & Gas Equipment & Services–0.35%

Bristow Group, Inc., Sr. Unsec. Gtd. Notes, 6.25%, 10/15/2022	492,000	432,960

Oil & Gas Exploration & Production–9.34%

Antero Resources Corp., Sr. Unsec. Gtd. Global Notes, 5.38%, 11/01/2021	233,000	214,360
6.00%, 12/01/2020	597,000	571,627
Carrizo Oil & Gas, Inc., Sr. Unsec. Gtd. Global Notes, 6.25%, 04/15/2023	1,031,000	956,252
Sr. Unsec. Gtd. Notes, 7.50%, 09/15/2020	327,000	322,095
Chaparral Energy, Inc., Sr. Unsec. Gtd. Global Notes, 9.88%, 10/01/2020	784,000	199,920
Concho Resources Inc., Sr. Unsec. Gtd. Global Notes, 5.50%, 10/01/2022	368,000	359,720
5.50%, 04/01/2023	967,000	947,660
Denbury Resources Inc., Sr. Unsec. Gtd. Sub. Notes, 5.50%, 05/01/2022	476,000	299,880
Gulfport Energy Corp., Sr. Unsec. Gtd. Global Notes, 6.63%, 05/01/2023	408,000	373,320
Halcón Resources Corp., Sec. Gtd. Second Lien Notes, 8.63%, 02/01/2020(c)	322,000	255,185
Laredo Petroleum, Inc., Sr. Unsec. Gtd. Global Notes, 7.38%, 05/01/2022	1,040,000	1,024,400
Parsley Energy LLC/Parsley Finance Corp., Sr. Unsec. Notes, 7.50%, 02/15/2022(c)	604,000	613,060

See accompanying notes which are an integral part of this schedule.

Invesco High Income Trust II

	Principal Amount	Value

Oil & Gas Exploration & Production–(continued)

QEP Resources Inc., Sr. Unsec. Global Notes, 5.25%, 05/01/2023	$495,000	$445,500
Sr. Unsec. Notes, 5.38%, 10/01/2022	274,000	247,285
Range Resources Corp., Sr. Unsec. Gtd. Sub. Global Notes, 5.00%, 03/15/2023	509,000	454,282
Sr. Unsec. Gtd. Sub. Notes, 5.75%, 06/01/2021	516,000	485,685
Rice Energy Inc., Sr. Unsec. Gtd. Global Notes, 6.25%, 05/01/2022	162,000	138,510
Sr. Unsec. Gtd. Notes, 7.25%, 05/01/2023(c)	1,094,000	959,985
RSP Permian, Inc., Sr. Unsec. Gtd. Notes, 6.63%, 10/01/2022(c)	717,000	716,104
SM Energy Co., Sr. Unsec. Global Notes, 6.13%, 11/15/2022	486,000	467,775
6.50%, 01/01/2023	377,000	363,805
Whiting Petroleum Corp., Sr. Unsec. Gtd. Notes, 5.00%, 03/15/2019	155,000	146,088
5.75%, 03/15/2021	260,000	243,100
WPX Energy, Inc., Sr. Unsec. Notes, 7.50%, 08/01/2020	984,900	923,344
		11,728,942

Oil & Gas Storage & Transportation–3.90%

Energy Transfer Equity, L.P., Sr. Sec. First Lien Notes, 5.50%, 06/01/2027	639,000	538,358
Genesis Energy L.P./Genesis Energy Finance Corp., Sr. Unsec. Gtd. Notes, 6.00%, 05/15/2023	81,000	71,483
6.75%, 08/01/2022	695,000	655,037
MarkWest Energy Partners, L.P./MarkWest Energy Finance Corp., Sr. Unsec. Gtd. Notes, 4.88%, 06/01/2025	665,000	595,175
5.50%, 02/15/2023	487,000	462,650
Sabine Pass Liquefaction, LLC, Sr. Sec. First Lien Global Notes, 5.63%, 02/01/2021	332,000	320,380
Targa Resources Partners L.P./Targa Resources Partners Finance Corp., Sr. Unsec. Gtd. Global Notes, 6.88%, 02/01/2021	486,000	488,430
Teekay Corp. (Bermuda), Sr. Unsec. Global Notes, 8.50%, 01/15/2020	370,000	366,300
Teekay Offshore Partners L.P./Teekay Offshore Finance Corp. (Bermuda), Sr. Unsec. Global Notes, 6.00%, 07/30/2019	505,000	404,631

	Principal Amount	Value

Oil & Gas Storage & Transportation–(continued)

Tesoro Logistics L.P./Tesoro Logistics Finance Corp., Sr. Unsec. Gtd. Global Notes, 5.88%, 10/01/2020	$971,000	$1,000,130
		4,902,574

Packaged Foods & Meats–3.40%

Diamond Foods Inc., Sr. Unsec. Gtd. Notes, 7.00%, 03/15/2019(c)	1,700,000	1,770,125
FAGE Dairy Industry S.A./FAGE USA Dairy Industry, Inc. (Greece), Sr. Unsec. Gtd. Notes, 9.88%, 02/01/2020(c)	1,161,000	1,207,730
JBS Investments GmbH (Brazil), Sr. Unsec. Gtd. Notes, 7.25%, 04/03/2024(c)	355,000	366,094
REGS, Sr. Unsec. Gtd. Euro Notes, 7.25%, 04/03/2024(c)	205,000	206,025
Smithfield Foods Inc., Sr. Unsec. Notes, 6.63%, 08/15/2022	447,000	476,055
WhiteWave Foods Co. (The), Sr. Unsec. Gtd. Notes, 5.38%, 10/01/2022	230,000	245,525
		4,271,554

Paper Packaging–0.42%

Graphic Packaging International Inc., Sr. Unsec. Gtd. Notes, 4.75%, 04/15/2021	35,000	35,919
4.88%, 11/15/2022	477,000	488,925
		524,844

Paper Products–1.45%

Clearwater Paper Corp., Sr. Unsec. Gtd. Global Notes, 4.50%, 02/01/2023	479,000	462,235
Sr. Unsec. Gtd. Notes, 5.38%, 02/01/2025(c)	432,000	427,680
Mercer International Inc. (Canada), Sr. Unsec. Gtd. Global Notes, 7.00%, 12/01/2019	534,000	552,690
PH Glatfelter Co., Sr. Unsec. Gtd. Global Notes, 5.38%, 10/15/2020	381,000	383,858
		1,826,463

Personal Products–1.40%

Alphabet Holding Co., Inc., Sr. Unsec. Global PIK Notes, 8.50%, 11/01/2017(d)	1,765,000	1,727,494
Elizabeth Arden, Inc., Sr. Unsec. Global Notes, 7.38%, 03/15/2021	44,000	29,975
		1,757,469

Pharmaceuticals–3.68%

Concordia Healthcare Corp. (Canada), Sr. Unsec. Gtd. Notes, 7.00%, 04/15/2023(c)	946,000	823,020
9.50%, 10/21/2022(c)	240,000	235,200

See accompanying notes which are an integral part of this schedule.

Invesco High Income Trust II

	Principal Amount	Value

Pharmaceuticals–(continued)

Endo Ltd./Endo Finance LLC/Endo Finco Inc., Sr. Unsec. Gtd. Notes, 6.00%, 07/15/2023(c)	$300,000	$292,500
6.00%, 02/01/2025(c)	200,000	191,000
Quintiles Transnational Corp., Sr. Unsec. Gtd. Notes, 4.88%, 05/15/2023(c)	153,000	154,530
Valeant Pharmaceuticals International, Inc., Sr. Unsec. Gtd. Notes, 5.50%, 03/01/2023(c)	469,000	404,512
5.63%, 12/01/2021(c)	1,136,000	999,680
5.88%, 05/15/2023(c)	227,000	198,625
6.13%, 04/15/2025(c)	1,463,000	1,280,125
REGS, Sr. Unsec. Gtd. Euro Notes, 6.13%, 04/15/2025(c)	50,000	43,375
		4,622,567

Regional Banks–0.71%

Synovus Financial Corp., Sr. Unsec. Global Notes, 7.88%, 02/15/2019	787,000	885,375

Restaurants–0.70%

Carrols Restaurant Group, Inc., Sec. Gtd. Second Lien Global Notes, 8.00%, 05/01/2022	825,000	881,719

Security & Alarm Services–0.25%

ADT Corp. (The), Sr. Unsec. Global Notes, 6.25%, 10/15/2021	302,000	318,233

Semiconductor Equipment–0.48%

Amkor Technology Inc., Sr. Unsec. Global Notes, 6.38%, 10/01/2022	620,000	598,300

Semiconductors–0.69%

Micron Technology, Inc., Sr. Unsec. Gtd. Global Notes, 5.88%, 02/15/2022	423,000	425,115
NXP B.V./NXP Funding LLC (Netherlands), Sr. Unsec. Gtd. Notes, 5.75%, 03/15/2023(c)	420,000	435,750
		860,865

Specialized Consumer Services–0.81%

ServiceMaster Co., LLC (The), Sr. Unsec. Notes, 7.45%, 08/15/2027	992,000	1,013,080

Specialized Finance–5.83%

AerCap Ireland Capital Ltd./AerCap Global Aviation Trust (Netherlands), Sr. Unsec. Gtd. Global Notes, 4.63%, 10/30/2020	506,000	520,547
Aircastle Ltd., Sr. Unsec. Notes, 5.13%, 03/15/2021	470,000	490,563
5.50%, 02/15/2022	1,093,000	1,150,382

	Principal Amount	Value

Specialized Finance–(continued)

CIT Group Inc., Sr. Unsec. Global Notes, 5.00%, 08/15/2022	$1,500,000	$1,545,000
5.00%, 08/01/2023	415,000	423,300
Fly Leasing Ltd. (Ireland), Sr. Unsec. Global Notes, 6.75%, 12/15/2020	1,022,000	1,070,545
International Lease Finance Corp., Sr. Unsec. Global Notes, 5.88%, 08/15/2022	205,000	222,938
Sr. Unsec. Notes, 8.25%, 12/15/2020	877,000	1,049,111
MSCI Inc., Sr. Unsec. Gtd. Notes., 5.25%, 11/15/2024(c)	830,000	856,975
		7,329,361

Specialized REIT’s–1.20%

Crown Castle International Corp., Sr. Unsec. Global Notes, 5.25%, 01/15/2023	1,270,000	1,323,975
Sr. Unsec. Notes, 4.88%, 04/15/2022	178,000	182,005
		1,505,980

Specialty Chemicals–1.13%

Platform Specialty Products Corp., Sr. Unsec. Bonds, 10.38%, 05/01/2021(c)	234,000	239,411
PolyOne Corp., Sr. Unsec. Global Notes, 5.25%, 03/15/2023	1,190,000	1,181,075
		1,420,486

Steel–1.31%

Steel Dynamics, Inc., Sr. Unsec. Gtd. Global Notes, 5.13%, 10/01/2021	595,000	580,125
5.50%, 10/01/2024	731,000	699,019
SunCoke Energy Partners L.P./SunCoke Energy Partners Finance Corp., Sr. Unsec. Gtd. Notes, 7.38%, 02/01/2020(c)	454,000	369,442
		1,648,586

Tires & Rubber–0.17%

Goodyear Tire & Rubber Co. (The), Sr. Unsec. Gtd. Global Bonds, 5.13%, 11/15/2023	204,000	209,100

Trading Companies & Distributors–0.86%
United Rentals North America Inc., Sr. Unsec. Gtd. Global Notes, 5.50%, 07/15/2025	469,000	470,759
Sr. Unsec. Gtd. Notes, 6.13%, 06/15/2023	581,000	610,050
		1,080,809

See accompanying notes which are an integral part of this schedule.

Invesco High Income Trust II

	Principal Amount	Value

Trucking–0.52%

OPE KAG Finance Sub Inc., Sr. Unsec. Notes, 7.88%, 07/31/2023(c)	$ 632,000	$651,750

Wireless Telecommunication Services–9.25%

Altice Luxembourg S.A. (Luxembourg), Sr. Unsec. Gtd. Notes, 7.75%, 05/15/2022(c)	1,276,000	1,194,655
REGS, Sr. Unsec. Gtd. Euro Notes, 7.75%, 05/15/2022(c)	430,000	403,125
Digicel Group Ltd. (Jamaica), Sr. Unsec. Notes, 8.25%, 09/30/2020(c)	225,000	196,875
Digicel Ltd. (Jamaica), Sr. Unsec. Gtd. Notes, 6.75%, 03/01/2023(c)	800,000	718,000
Sr. Unsec. Notes, 6.00%, 04/15/2021(c)	855,000	767,362
SBA Communications Corp., Sr. Unsec. Global Notes, 4.88%, 07/15/2022	1,038,000	1,035,405
Sprint Communications Inc., Sr. Unsec. Global Notes, 11.50%, 11/15/2021	415,000	404,625
Sprint Corp., Sr. Unsec. Gtd. Global Notes, 7.63%, 02/15/2025	846,000	664,110
7.88%, 09/15/2023	1,572,000	1,273,320
T-Mobile USA, Inc., Sr. Unsec. Gtd. Global Bonds, 6.50%, 01/15/2026	351,000	351,878
6.84%, 04/28/2023	443,000	457,397
Sr. Unsec. Gtd. Global Notes, 6.38%, 03/01/2025	1,660,000	1,662,075
6.63%, 04/01/2023	405,000	417,150
Wind Acquisition Finance S.A. (Italy), Sec. Gtd. Second Lien Notes, 7.38%, 04/23/2021(c)	1,479,000	1,429,084
Sr. Sec. Gtd. First Lien Notes, 4.75%, 07/15/2020(c)	435,000	436,088
REGS, Sr. Sec. Gtd. First Lien Euro Notes, 6.50%, 04/30/2020(c)	200,000	210,750
		11,621,899
Total U.S. Dollar Denominated Bonds and Notes (Cost $169,880,247)		162,943,503

Non-U.S. Dollar Denominated Bonds & Notes–4.32%(g)

Cable & Satellite–0.17%

Virgin Media Secured Finance PLC (United Kingdom), Sr. Sec. Gtd. First Lien Notes, 4.88%, 01/15/2027(c)	GBP 150,000	214,701

		Principal Amount	Value

Casinos & Gaming–0.63%

Gala Electric Casinos PLC (United Kingdom), REGS, Sec. Gtd. Second Lien Euro Notes, 11.50%, 06/01/2019(c)	GBP	159,091	$255,211
Gala Group Finance PLC (United Kingdom), REGS, Sr. Sec. Gtd. First Lien Euro Notes, 8.88%, 09/01/2018(c)	GBP	337,500	534,126
			789,337

Data Processing & Outsourced Services–0.09%

Worldpay Finance PLC (United Kingdom), Sr. Unsec. Gtd. Bonds, 3.75%, 11/15/2022(c)	EUR	100,000	108,687

Diversified Support Services–0.23%

AA Bond Co. Ltd. (United Kingdom), Sec. Second Lien Notes, 5.50%, 07/31/2022(c)	GBP	200,000	292,504

Environmental & Facilities Services–0.04%

Waste Italia SpA (Italy), Sr. Sec. Gtd. First Lien Notes, 10.50%, 11/15/2019(c)	EUR	105,000	56,576

Hotels, Resorts & Cruise Lines–0.57%

Thomas Cook Finance PLC (United Kingdom), Sr. Unsec. Gtd. Bonds, 6.75%, 06/15/2021(c)	EUR	278,000	310,228
Thomas Cook Group PLC (United Kingdom), Sr. Unsec. Gtd. Medium-Term Euro Notes, 7.75%, 06/22/2017	GBP	255,000	405,926
			716,154

Industrial Machinery–0.09%

SIG Combibloc Holdings S.C.A. (Luxembourg), Sr. Unsec. Bonds, 7.75%, 02/15/2023(c)	EUR	100,000	112,436

Internet Software & Services–0.33%

United Group B.V. (Serbia), REGS, Sr. Sec. Gtd. Euro Notes, 7.88%, 11/15/2020(c)	EUR	360,000	408,485

Movies & Entertainment–0.72%

Odeon & UCI Finco PLC (United Kingdom), Sr. Sec. Gtd. First Lien Notes, 9.00%, 08/01/2018(c)	GBP	100,000	157,395
REGS, Sr. Sec. Gtd. First Lien Medium-Term Euro Notes, 9.00%, 08/01/2018(c)	GBP	471,000	741,330
			898,725

See accompanying notes which are an integral part of this schedule.

Invesco High Income Trust II

		Principal Amount	Value

Other Diversified Financial Services–0.84%

Cabot Financial Luxembourg S.A. (United Kingdom), REGS, Sr. Sec. Gtd. First Lien Euro Notes, 10.38%, 10/01/2019(c)	GBP	400,000	$652,938
Financiere Gaillon 8 S.A.S. (France), Sr. Sec. First Lien Notes, 7.00%, 09/30/2019(c)	EUR	370,000	407,841
			1,060,779

Packaged Foods & Meats–0.61%

Hydra Dutch Holdings 2 B.V. (Netherlands), Sr. Sec. Gtd. First Lien Notes, 8.00%, 04/15/2019(c)	EUR	273,656	298,514
Moy Park (Bondco) PLC (United Kingdom), Sr. Unsec. Gtd. Notes, 6.25%, 05/29/2021(c)	GBP	300,000	467,607
			766,121
Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $5,806,506)			5,424,505

Variable Rate Senior Loan Interests–1.69%(h)

Packaged Foods & Meats–1.69%

Treehouse Foods Inc. Sr. Unsec. Term Loan, 0.00%, 11/01/2016 (Cost $2,125,000)(i)		$2,125,000	2,125,000

		Shares

Common Stocks & Other Equity Interests–0.71%

Automobile Manufacturers–0.71%

General Motors Co. (j)		15,905	575,761
General Motors Co. -Wts. expiring 07/10/16(j)(k)		6,555	172,724
General Motors Co. -Wts. expiring 07/10/19(j)(k)		6,555	118,449
Motors Liquidation Co. GUC Trust		1,673	22,083
			889,017

Forest Products–0.00%

Emerald Plantation Holdings Ltd. (Hong Kong)(e)(k)		9,308	2,141

Paper Products–0.00%

Verso Corp. (k)		3,471	125
Total Common Stocks & Other Equity Interests (Cost $888,915)			891,283

Preferred Stock–0.47%

Oil & Gas Exploration & Production–0.47%

WPX Energy Inc. Series A, $3.13 Conv. Pfd. (Cost $675,750)		13,515	586,146

	Shares	Value

Money Market Funds–3.12%

Liquid Assets Portfolio –Institutional Class, 0.17% (l)	1,956,928	$1,956,928
Premier Portfolio –Institutional Class, 0.13% (l)	1,956,928	1,956,928
Total Money Market Funds (Cost $3,913,856)		3,913,856

TOTAL INVESTMENTS–140.06% (Cost $183,290,274)		175,884,293

OTHER ASSETS LESS LIABILITIES–(40.06)%		(50,302,730)

NET ASSETS–100.00%		$125,581,563

Investment Abbreviations:

Conv.	—Convertible

EUR	—Euro

GBP	—British Pound

Gtd.	—Guaranteed

Pfd.	—Preferred

PIK	—Payment in Kind

REGS	—Regulation S

REIT	—Real Estate Investment Trust

Sec.	—Secured

Sr.	—Senior

Sub.	—Subordinated

Unsec.	—Unsecured

Wts.	—Warrants

See accompanying notes which are an integral part of this schedule.

Invesco High Income Trust II

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Trust’s use of leverage.

(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2015 was $76,759,971, which represented 61.12% of the Trust’s Net Assets.

(d)	All or a portion of this security is Payment-in-Kind.

Issuer	Cash Rate	PIK Rate
Alphabet Holding Co., Inc., Sr. Unsec. Global PIK Notes	—%	8.50%
Emerald Plantation Holdings Ltd. (Cayman Islands), Sr. Sec. Gtd. First Lien Global PIK Note	6.00	8.00

(e)	Acquired as part of the Sino-Forest Corp. reorganization.

(f)	Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The value of this security at November 30, 2015 represented less than 1% of the Trust’s Net Assets.

(g)	Foreign denominated security. Principal amount is denominated in the currency indicated.

(h)	Variable rate senior loan interests are, at present, not readily marketable, not registered under the Securities Act of 1933, and may be subject to contractual and legal restrictions on sale. Senior secured corporate loans and senior secured debt securities in the Fund’s portfolio generally have variable rates which adjust to a base, such as the London Inter-Bank Offered Rate (“LIBOR”), on set dates, typically every 30 days but not greater than one year; and/or have interest rates that float at a margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.

(i)	All or a portion of this holding is subject to unfunded loan commitments. Interest rate will be determined at the time of funding. See Note 4.

(j)	Acquired as part of the General Motors reorganization.

(k)	Non-income producing security.

(l)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of November 30, 2015.

See accompanying notes which are an integral part of this schedule.

Invesco High Income Trust II

Notes to Quarterly Schedule of Portfolio Holdings

November 30, 2015

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Senior secured floating rate loans and senior secured floating rate debt securities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Invesco High Income Trust II

A.	Security Valuations – (continued)

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Fund’s officers following procedures approved by the Board of Directors. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Trust may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Trust investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Trust may periodically participate in litigation related to Trust investments. As such, the Trust may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Trust’s net asset value and, accordingly, they reduce the Trust’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Trust and the investment adviser.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Securities Purchased on a When-Issued and Delayed Delivery Basis – The Trust may purchase and sell interests in corporate loans and corporate debt securities and other portfolio securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to the Trust on such interests or securities in connection with such transactions prior to the date the Trust actually takes delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Trust will generally purchase these securities with the intention of acquiring such securities, they may sell such securities prior to the settlement date.
E.

Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Trust does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of

Invesco High Income Trust II

E.	Foreign Currency Translations – (continued)

dividends, interest, and foreign withholding taxes recorded on the Trust’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Trust may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Trust invests and are shown in the Statement of Operations.

F.	Forward Foreign Currency Contracts – The Trust may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Trust may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Trust may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Trust will set aside liquid assets in an amount equal to daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Trust owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

G.	Leverage Risk – The Trust may utilize leverage to seek to enhance the yield of the Trust by borrowing or issuing preferred shares. There are risks associated with borrowing or issuing preferred shares in an effort to increase the yield and distributions on the common shares, including that the costs of the financial leverage may exceed the income from investments made with such leverage, the higher volatility of the net asset value of the common shares, and that fluctuations in the interest rates on the borrowing or dividend rates on preferred shares may affect the yield and distributions to the common shareholders. There can be no assurance that the Trust’s leverage strategy will be successful.
H.	Bank Loan Risk – Although the resale, or secondary market for floating rate loans has grown substantially over the past decade, both in overall size and number of market participants, there is no organized exchange or board of trade on which floating rate loans are traded. Instead, the secondary market for floating rate loans is a private, unregulated interdealer or interbank resale market. Such a market may therefore be subject to irregular trading activity, wide bid/ask spreads, and extended trade settlement periods. Similar to other asset classes, bank loan funds may be exposed to counterparty credit risk, or the risk than an entity with which the Trust has unsettled or open transactions may fail to or be unable to perform on its commitments. The Trust manages counterparty credit risk by entering into transactions only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	–	Prices are determined using quoted prices in an active market for identical assets.
Level 2	–	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Invesco High Income Trust II

Level 3	–	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Trust’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of November 30, 2015. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$5,391,285	$—	$—	$5,391,285
Corporate Debt Securities	—	162,943,503	—	162,943,503
Foreign Debt Securities	—	5,424,505	—	5,424,505
Variable Rate Senior Loan Interests	—	2,125,000	—	2,125,000
	5,391,285	170,493,008	—	175,884,293
Forward Foreign Currency Contracts*	—	205,091	—	205,091
Total Investments	$5,391,285	$170,698,099	$—	$176,089,384
*	Unrealized appreciation.

NOTE 3 — Derivative Investments

Value of Derivative Investments at Period-End

The table below summarizes the value of the Trust’s derivative investments, detailed by primary risk exposure, held as of November 30, 2015:

	Value
Risk Exposure/ Derivative Type	Assets	Liabilities
Currency risk:
Forward foreign currency contracts	$228,714	$(23,623)

Effect of Derivative Investments for the nine months ended November 30, 2015

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

Location of Gain (Loss) on Statement of Operations
Forward Foreign Currency Contracts
Realized Gain:
Currency Risk	$438,668
Change in Net Unrealized Appreciation (Depreciation):
Currency Risk	(259,929)
Total	$178,739

The table below summarizes the average notional value of forward foreign currency contracts outstanding during the period.

Forward Foreign Currency Contracts
Average notional value	$10,530,862

Invesco High Income Trust II

Open Forward Foreign Currency Contracts
Settlement Date		Contract to				Notional Value	Unrealized Appreciation (Depreciation)
	Counterparty	Deliver		Receive
12/04/15	Deutsche Bank Securities Inc.	EUR	2,194,030	USD	2,476,994	$ 2,318,347	$158,647
12/04/15	Deutsche Bank Securities Inc.	USD	431,665	EUR	391,452	413,632	(18,033)
12/04/15	Deutsche Bank Securities Inc.	USD	3,741,456	GBP	2,484,564	3,742,325	869
12/04/15	Goldman Sachs & Co.	GBP	2,600,264	USD	3,985,529	3,916,596	68,933
12/04/15	Goldman Sachs & Co.	USD	1,908,262	EUR	1,802,577	1,904,714	(3,548)
12/04/15	Goldman Sachs & Co.	USD	175,441	GBP	115,700	174,271	(1,170)
03/11/16	Deutsche Bank Securities Inc.	GBP	2,484,564	USD	3,741,978	3,742,850	(872)
03/11/16	Goldman Sachs & Co.	EUR	1,707,076	USD	1,809,525	1,809,260	265
Total Open Forward Foreign Currency Contracts—Currency Risk							$205,091

Currency Abbreviations:

EUR	— Euro	GBP	— British Pound Sterling	USD	— U.S. Dollar

NOTE 4 — Unfunded Loan Commitments

As of November 30, 2015, the Trust had unfunded loan commitments, which could be extended at the option of the borrower, pursuant to the following loan agreements with the following borrowers:

Borrower	Type	Principal Amount	Value
Treehouse Foods, Inc.	Term Loan	$2,125,000	$2,125,000

NOTE 5 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Trust during the nine months ended November 30, 2015 was $120,958,237 and $121,018,465, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$1,778,965
Aggregate unrealized (depreciation) of investment securities	(9,854,175)
Net unrealized appreciation of investment securities	$(8,075,210)
Cost of investments for tax purposes is $183,959,503.

Invesco High Income Trust II

NOTE 6 — Senior Loan Participation Commitments

The Trust invests in participations, assignments, or acts as a party to the primary lending syndicate of a Senior Loan interest to corporations, partnerships, and other entities. When the Trust purchases a participation of a Senior Loan interest, the Trust typically enters into a contractual agreement with the lender or other third party selling the participation, but not with the borrower directly. As such, the Trust assumes the credit risk of the borrower, selling participant or other persons interpositioned between the Trust and the borrower.

At the nine months ended November 30, 2015, the following sets forth the selling participants with respect to interest in Senior Loans purchased by the Trust on a participation basis.

Selling Participant	Principal Amount	Value
Bank of America, N.A.	$2,125,000	$2,125,000

Invesco High Income Trust II

Item 2.    Controls and Procedures.

(a)	As of November 20, 2015, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of November 20, 2015, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.    Exhibits.

Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:     Invesco High Income Trust II

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date:	January 29, 2016

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date:	January 29, 2016

By:	/s/ Sheri Morris
Sheri Morris
Principal Financial Officer

Date:	January 29, 2016

EXHIBIT INDEX

Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.